COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

From and after the Spin-Off, Libsyn will be responsible for the debts, liabilities and other obligations related to the business or businesses which Libsyn own and operate following the consummation of the Spin-Off.  Although Libsyn does not expect to be liable for any obligations not expressly assumed by Libsyn, it is possible that Libsyn could be required to assume responsibility for certain obligations retained by FAB should FAB fail to pay or perform its retained obligations.  After the Spin-Off, FAB may have obligations that at the present time are unknown or unforeseen.  As the nature of such obligations are unknown, we are unable to provide an estimate of the potential obligation.  However, should FAB incur such obligations, Libsyn may be financially obligated to pay any losses incurred.

FAB Universal Corp. has a 401 (k) plan and profit sharing plan for the benefit of the employees of FAB and the Company as a wholly owned subsidiary of FAB.  Employees are eligible to participate in the plan the first of the month following their hire date and attaining the age of 21. Profit sharing contributions are made at the discretion of the Board of Directors and vest 100% after the second year of service.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

From and after the Spin-Off, Libsyn will be responsible for the debts, liabilities and other obligations related to the business or businesses which Libsyn own and operate following the consummation of the Spin-Off.  Although Libsyn does not expect to be liable for any obligations not expressly assumed by Libsyn, it is possible that Libsyn could be required to assume responsibility for certain obligations retained by FAB should FAB fail to pay or perform its retained obligations.  After the Spin-Off, FAB may have obligations, that at the present time are unknown or unforeseen.  As the nature of such obligations are unknown, we are unable to provide an estimate of the potential obligation.  However, should FAB incur such obligations, Libsyn may be financially obligated to pay any losses incurred.

401 (k) plan and Profit sharing plan FAB Universal Corp. has a 401(k) Profit sharing plan for the benefit of the employees of FAB and the Company as a wholly owned subsidiary of FAB.  Employees are eligible to participate in the plan the first of the month following their hire date and attaining the age of 21. Profit sharing contributions are made at the discretion of the Board of Directors and vest 100% after the second year of service. The Company did not make any profit sharing contributions to the plan in 2015 and 2014.